SUMMARY OF INVESTMENTS- OTHER THAN INVESTMENTS IN RELATED PATRIES- SCHEDULE I (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	$ 45,078
Summary of Investments, Other than Investments in Related Parties, Fair Value	47,968
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	48,010
Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	30,720
Summary of Investments, Other than Investments in Related Parties, Fair Value	33,607
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	33,607
US Government and Government Agencies and Authorities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	4,664
Summary of Investments, Other than Investments in Related Parties, Fair Value	5,180
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	5,180
US States and Political Subdivisions Debt Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	445
Summary of Investments, Other than Investments in Related Parties, Fair Value	530
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	530
Foreign Government Debt [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	386
Summary of Investments, Other than Investments in Related Parties, Fair Value	453
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	453
Public Utility, Bonds [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	3,541
Summary of Investments, Other than Investments in Related Parties, Fair Value	4,001
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	4,001
All Other Corporate Bonds [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	20,630
Summary of Investments, Other than Investments in Related Parties, Fair Value	22,341
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	22,341
Redeemable Preferred Stock [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	1,054
Summary of Investments, Other than Investments in Related Parties, Fair Value	1,102
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,102
Industrial, Miscellaneous, and All Others [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	23
Summary of Investments, Other than Investments in Related Parties, Fair Value	24
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	24
Mortgage Loans On Real Estate [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	5,059
Summary of Investments, Other than Investments in Related Parties, Fair Value	5,249
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	5,059
Real Estate Joint Venture [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	4
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	4
Policy Loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	3,512
Summary of Investments, Other than Investments in Related Parties, Fair Value	3,284
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	3,512
Other Limited Partnership Interests And Equity Investments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	1,667
Summary of Investments, Other than Investments in Related Parties, Fair Value	1,667
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,667
Trading Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	2,265
Summary of Investments, Other than Investments in Related Parties, Fair Value	2,309
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	2,309
Other Invested Assets [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	1,828
Summary of Investments, Other than Investments in Related Parties, Fair Value	1,828
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	$ 1,828